INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 2,405	$ 3,685
Restricted cash	98	108
Trade receivables	18,039	16,215
Other accounts receivable and prepaid expenses	2,312	2,069
Inventories	4,215	3,982
Total current assets	27,069	26,059
LONG-TERM ASSETS:
Long-term accounts receivable	527	582
Severance pay fund	9,812	9,034
Property and equipment, net	11,002	10,364
Investment and long term loans to affiliate	860	814
Other intangible assets, net	1,770	2,242
Goodwill	48,610	47,190
Total long-term assets	72,581	70,226
Total assets	99,650	96,285
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans	9,154	11,129
Trade payables	10,965	11,248
Deferred revenues and customer advances	8,789	6,954
Other accounts payable and accrued expenses	6,955	7,251
Total current liabilities	35,863	36,582
LONG-TERM LIABILITIES:
Long-term loans from banks	8,907	9,339
Long-term loans from shareholders and others	1,083	925
Other long-term liabilities	4,315	3,765
Accrued severance pay	11,075	10,328
Total long-term liabilities	25,380	24,357
COMMITMENTS AND CONTINGENT LIABILITIES
Pointer Telocation Ltd's shareholders' equity:
Share capital - Ordinary shares of NIS 3 par value - Authorized: 8,000,000 shares at June 30, 2013 and December 31, 2012; Issued and outstanding: 5,555,558 shares at June 30, 2013 and December 31, 2012	3,871	3,871
Additional paid-in capital	120,680	120,290
Accumulated other comprehensive income	1,429	1,127
Accumulated deficit	(93,762)	(95,540)
Total Pointer Telocation Ltd's shareholders' equity	32,218	29,748
Non-controlling interest	6,189	5,598
Total equity	38,407	35,346
Total liabilities and equity	$ 99,650	$ 96,285